BUSINESS ACQUISITION (Details Narrative) ¥ in Millions				6 Months Ended		12 Months Ended
		Jan. 13, 2022 USD ($) shares	Jun. 09, 2021 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Business Acquisition [Line Items]
Bargain purchase gain			$ 12,000
Revenues						$ 2,294,400	¥ 15
Net loss				$ (2,000,555)	$ (14,098,340)
Revenue	[1]			10,536,656	6,425,577
Net loss				2,000,555	$ 14,464,910
Mr. Jianghuai Lin [Member]
Business Acquisition [Line Items]
Shares outstanding, percentage			26.90%
Taoping New Media Co Ltd [Member]
Business Acquisition [Line Items]
Equity interest acquired, percentage			100.00%
Business acquisition, shares issued, shares | shares			1,213,630
Business acquisition, shares issued, value			$ 5,400,000
Bargain purchase gain			$ 12,345
Revenues				560,000		1,780,000
Net loss				$ 20,000.00		$ 550,000
Taoping New Media Co Ltd [Member] | Mr. Jianghuai Lin [Member]
Business Acquisition [Line Items]
Equity interest acquired, percentage			51.00%
Zhenjiang TaopingIo T Tech Co Ltd ZJIOT [Member]
Business Acquisition [Line Items]
Equity interest acquired, percentage		100.00%
Business acquisition, shares issued, shares | shares		201,552
Revenue		$ 100,000
Net loss		$ 70,000.00
Zhenjiang TaopingIo T Tech Co Ltd ZJIOT [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Equity interest acquired, percentage		95.56%

[1]	Revenues by operating segments exclude intercompany transactions.